Subsequent Events (Details) (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Subsequent Event [Line Items]
Aggregate amount of interest payments	$ 2,957,000	$ 849,000	$ 17,846,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount of interest payments	500,000
Interest rate (in hundredths)	10.00%		10.00%
Number of days following the issuance of convertible notes and warrants	150 days
Number of calendar days following day on convertible notes and warrants	180 days
Maximum percentage of holding on number of outstanding shares (in hundredths)	9.985%		9.985%
Number of extend period on interest payment	1 day
Exercise price (in dollars per share)	$ 0.75		$ 0.75
Proceeds from exercise of warrants	$ 30,000,000